Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax expense (benefit) recognized in profit or loss
(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2020, 2021 and 2022 consists of the following:

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Current tax expense
Current period	$13,599	102,297	48,808
Adjustment for prior periods	(363)	12	(2,723)
	13,236	102,309	46,085

Deferred tax expense
Origination and reversal of temporary differences	370	310	(5,742)
Investment tax credits and operating loss carryforward	(1,894)	8,038	755
	(1,524)	8,348	(4,987)
Total income tax expense	$11,712	110,657	41,098

Schedule of income taxes expense (benefit) recognized directly in other comprehensive income
(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2020, 2021 and 2022 consist of the following:

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$(38)	27	107

Schedule of reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate, compared with the actual income tax expense as reported in the consolidated statements of profit or loss
(c)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	Years ended December 31,
	2020		2021		2022
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$56,872		$544,592		$276,565
Income tax expense calculated at the statutory rate	20.0%	11,374	20.0%	108,919	20.0%	55,313
Tax on undistributed earnings	3.0%	1,727	4.2%	22,648	3.9%	10,668
Tax benefit resulting from setting aside legal reserve from prior year’s income	-	-	-	(267)	(0.8)%	(2,215)
Tax benefit resulting from actual investment from prior year’s undistributed earnings	-	-	-	(161)	(0.1)%	(303)
Increase in tax credits	(12.1)%	(6,895)	(3.3)%	(17,934)	(5.6)%	(15,556)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards and investment tax credits	8.7%	4,954	0.7%	3,668	1.7%	4,706
Net of non-taxable income and non-deductible expense	0.2%	129	(2.0)%	(10,680)	(5.0)%	(13,728)
Changes in unrecognized tax benefits related to prior year tax positions	(1.2)%	(709)	0.5%	2,763	1.1%	3,003
Foreign tax rate differential	1.5%	881	0.2%	837	0.5%	1,370
Variance from audits, amendments and examinations of prior years’ income tax filings	(0.6)%	(363)	-	440	(0.1)%	(205)
Others	1.1%	614	-	424	(0.7)%	(1,955)
Income tax expense		$11,712		$110,657		$41,098
Effective tax rate	20.6%		20.3%		14.9%

Schedule of components of deferred tax assets and deferred tax liabilities
(d)	As of December 31, 2021 and 2022, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2021	2022

	(in thousands)
Deferred tax assets:
Inventory	$2,955	5,335
Operating loss carryforward-statutory tax	755	-
Accrued compensated absences	901	926
Allowance for sales discounts	720	1,465
Depreciation	601	641
Unrealized foreign exchange loss	-	-
Others	1,259	3,430
	$7,191	11,797

Deferred tax liabilities:
Acquired intangible assets	$(756)	-
Remeasurement of defined benefit plans	(138)	(250)
Unrealized foreign exchange gain	(71)	(364)
Others	-	(77)
	$(965)	(691)

Schedule of changes in deferred tax assets and liabilities
(e)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2021	loss	income	31, 2021	loss	income	31, 2022

	(in thousands)
Inventory	$4,426	(1,471)	-	2,955	2,380	-	5,335
Tax credit carryforwards	7,780	(7,780)	-	-	-	-	-
Operating loss carryforward	1,013	(258)	-	755	(755)	-	-
Accrued compensated absences	735	166	-	901	25	-	926
Allowance for sales discounts	411	309	-	720	745	-	1,465
Depreciation	561	40	-	601	40	-	641
Unrealized foreign exchange loss	162	(233)	-	(71)	(293)	-	(364)
Remeasurement of defined benefit plans	(107)	(4)	(27)	(138)	(5)	(107)	(250)
Acquired intangible assets	(1,014)	258	-	(756)	756	-	-
Others	634	625	-	1,259	2,094	-	3,353
Total	$14,601	(8,348)	(27)	6,226	4,987	(107)	11,106

Schedule of unrecognized deferred tax assets
(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2021	2022

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	246,023	206,259
Unused operating loss carryforwards-undistributed earnings tax	283,578	271,093
Others	30,364	29,413
	$561,525	508,325

Schedule of unrecognized deferred tax assets of unused operating loss carry forwards

As of December 31, 2022, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$101,704	$20,341	2023~2027
	90,417	18,083	2028~2032
Hong Kong operations	1,815	150	Indefinitely
US operations	12,323	3,497	2024~Indefinitely
		$42,071